Alpine Dynamic Dividend Fund
Alpine Dynamic Dividend Fund
Investment Objectives

Alpine Dynamic Dividend Fund (the “Dividend Fund”) seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary, in the section “Distribution of Fund Shares” on page 92 of the Fund’s Prospectus and in the section “Shareholder Accounts” on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Alpine Dynamic Dividend Fund	Class A		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load)	none	[1]	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%		1.00%
[1]	A contingent deferred sales change of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Alpine Dynamic Dividend Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fee		0.25%	none
Dividend and Interest Expense on Securities Sold Short		0.03%	0.03%
Other Expenses		0.24%	0.24%
Total Annual Fund Operating Expenses	[1]	1.52%	1.27%
[1]	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to March 1, 2017 without the Board of Trustees' consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Alpine Dynamic Dividend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	696	1,004	1,333	2,263
Institutional Class	129	403	697	1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income that it believes are undervalued relative to the market and to the securities’ historic valuations. This includes companies that have announced a special dividend or announced that they will pay dividends within six months. The equity securities in which the Fund invests include primarily common stocks. The Fund may, from time to time, also invest in preferred stocks, real estate investment trusts (“REITs”), options and securities convertible into or exchangeable for common stocks, such as convertible debt.

The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, provided that no more than 25% of its net assets are invested in emerging markets. The Fund may borrow up to 10% of its total assets for investment purposes. An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”). Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

Under normal circumstances, the Fund seeks high current dividend income, more than 50% of which qualifies for the reduced U.S. federal income tax rates for “qualified dividend income” created by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and is defined in the Internal Revenue Code of 1986, as amended, as dividends received during the taxable year from domestic and qualified foreign corporations. A qualified foreign corporation is defined as any corporation that is incorporated in a possession of the United States or is eligible for the benefits of a comprehensive income tax treaty with the United States.

In the event that the Adviser determines that a particular company’s dividends qualify for favorable U.S. federal tax treatment, the Adviser intends to invest in the equity securities of the company prior to the ex-dividend date (i.e., the date when shareholders no longer are eligible for dividends) and intends to hold the security for at least 61 days during a 121-day period which begins on the date that is 60 days before the ex-dividend date to enable Fund shareholders to take advantage of the reduced U.S. federal tax rates. During this period, the Fund will not hedge its risk of loss with respect to these securities.

In order to achieve its dividend, the Fund may participate in a number of dividend capture strategies. These strategies may result in higher turnover and associated transaction costs for the Fund. There is the potential for market loss on the shares that are held for a short period, although we seek to use these strategies to generate additional income with limited impact on the construction of the core portfolio.

In managing the assets of the Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of dividend paying companies, including companies that it believes are undervalued relative to the market and to the securities’ historic valuations. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and historical payment of dividends. The Fund’s investment strategies may result in a portfolio turnover rate in excess of 150% on an annual basis.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of beneficial ownership of the Fund by the Adviser or principals of the Adviser) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is an alphabetical list of the principal investment risks of investing in the Fund.

•  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

•  Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

•  Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

•  Dividend Strategy Risk — There is no guarantee that the issuers of the stocks held by the fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•  Foreign and Emerging Market Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

• Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

The Fund may enter into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. Although this method attempts to protect the value of the Fund’s portfolio securities against a decline in the value of a currency, it does not eliminate fluctuations in the underlying prices of the securities and while such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

•  Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

•  Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs and secondary offerings on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•  Liquidity Risk — Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

• Qualified Dividend Tax Risk — Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Swaps Risk — Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The Fund also may enter into swaptions, which are options to enter into a swap agreement. Since these transactions generally do not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case the Fund may not receive the net amount of payments that the Fund contractually is entitled to receive.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as another benchmark. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Dynamic Dividend Fund Total Returns as of 12/31 of Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
15.26%	12/31/10	(24.62)%	9/30/11

Average Annual Total Returns (For the periods ending December 31, 2015)
Average Annual Total Returns - Alpine Dynamic Dividend Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class		(0.99%)	3.20%	0.88%	4.40%		Sep. 22, 2003
Institutional Class | Return After Taxes on Distributions		(2.82%)	0.90%	(1.79%)	1.79%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.32%	2.13%	0.77%	3.68%
Class A		(6.77%)			6.75%		Dec. 30, 2011
MSCI All Country World Index		(2.36%)	6.09%	4.75%	6.82%
Lipper Global Equity Income Funds Average		(3.48%)	5.62%	3.68%	6.00%	[2]
[1]	Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
[2]	The Lipper Global Equity Income Funds Average reflects a return from September 25, 2003 to December 31, 2015.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

Alpine Financial Services Fund
Alpine Financial Services Fund
Investment Objective

Alpine Financial Services Fund (the “Financial Services Fund”) seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary, in the section “Distribution of Fund Shares” on page 92 of the Fund’s Prospectus and in the section “Shareholder Accounts” on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Alpine Financial Services Fund	Class A		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load)	none	[1]	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%		1.00%
[1]	A contingent deferred sales change of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Alpine Financial Services Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fee		0.25%	none
Dividend and Interest Expense on Securities Sold Short		0.04%	0.04%
Other Expenses		0.82%	0.82%
Acquired Fund Fees and Expenses		0.21%	0.21%
Total Annual Fund Operating Expenses		2.32%	2.07%
Fee Waivers and/or Expense Reimbursements	[1]	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements		1.84%	1.59%
[1]	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of interest expense and acquired fund fees and expenses. This arrangement cannot be terminated prior to March 1, 2017 without the Board of Trustees' consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Alpine Financial Services Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	727	1,191	1,681	3,025
Institutional Class	162	602	1,069	2,362

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Financial Services Fund invests at least 80% of its net assets in the equity securities of certain U.S. and foreign companies engaged in the financial services industry. For purposes of selecting investments, the Fund defines financial services industry broadly. Companies in the financial services industry include, but are not limited to, companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, industrial finance and leasing, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate, including real estate investment trusts (“REITs”).

The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

In managing the assets of the Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of banks and other financial service companies that it believes are undervalued relative to the market and to the securities’ historic valuations. The equity securities of the financial institutions in which the Fund invests are not subject to specific restrictions as to market capitalizations, however, it is expected that the Fund’s investment program will emphasize smaller market capitalizations, including micro-capitalization companies. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and industry and market–specific trends.

The Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of beneficial ownership of the Fund by the Adviser or principals of the Adviser) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is an alphabetical list of the principal investment risks of investing in the Fund.

• Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

•  Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

•  Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Financial Services Industry Concentration Risk — The Fund is subject to the risk of concentrating investments in financial services companies, which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. Economic downturns, credit losses and severe price competition can negatively affect this industry. The profitability of financial services companies is dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are also subject to extensive government regulation. The impact of recent legislation on any individual company or on the industry as a whole cannot be predicted.

•  Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

•  Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers of emerging market countries.

•  Growth Stock Risk —Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

•  Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs and secondary offerings on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•  Liquidity Risk — Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•  Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

• Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Undervalued Stock Risk —The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. The Fund’s past performance benefitted significantly from IPOs and secondary offerings of certain issuers and there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Financial Services Fund Total Returns as of 12/31 of Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
34.43%	6/30/09	(23.30)%	9/30/11

Average Annual Total Returns (For the periods ending December 31, 2015)
Average Annual Total Returns - Alpine Financial Services Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class		(3.13%)	8.73%	7.06%	7.22%		Nov. 01, 2005
Institutional Class | Return After Taxes on Distributions		(3.49%)	8.58%	5.52%	5.69%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.50%)	6.90%	4.98%	5.13%
Class A		(8.71%)			15.36%		Dec. 30, 2011
Russell 2000® Financial Services Index (reflects no deduction for fees, expenses or taxes)	[2]	0.60%	11.11%	4.32%	4.60%
KBW Nasdaq Bank Index (reflects no deduction for fees, expenses or taxes)		0.48%	9.11%	(1.06%)	(0.57%)
NASDAQ Financial 100 Total Return Index (reflects no deduction for fees, expenses or taxes)		5.50%	10.46%	3.69%	3.74%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	7.58%
Lipper Financial Services Funds Average		0.09%	9.49%	1.26%	1.61%	[3]
[1]	Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
[2]	Effective February 29, 2016, the Fund changed the primary benchmark against which it measures its performance to the Russell 2000 Financial Services Index. The Adviser believes that the Russell 2000 Financial Services Index more accurately reflects the investment strategy of the Fund.
[3]	The Lipper Financial Services Funds Average reflects a return from November 3, 2005 to December 31, 2015.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

Alpine Small Cap Fund
Alpine Small Cap Fund
Investment Objective
Alpine Small Cap Fund (the “Small Cap Fund”) seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary, in the section “Distribution of Fund Shares” on page 92 of the Fund’s Prospectus and in the section “Shareholder Accounts” on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Alpine Small Cap Fund	Class A		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load)	none	[1]	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%		1.00%
[1]	A contingent deferred sales change of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Alpine Small Cap Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fee		0.25%	none
Other Expenses		0.90%	0.90%
Total Annual Fund Operating Expenses		2.15%	1.90%
Fee Waivers and/or Expense Reimbursements	[1]	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements		1.60%	1.35%
[1]	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to March 1, 2017 without the Board of Trustees' consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Alpine Small Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,136	1,593	2,855
Institutional Class	137	544	975	2,177

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets in the equity securities of small capitalization companies. The Fund defines small capitalization companies to be companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index, a widely-used benchmark for small capitalization stock performance. (The Fund is not an index fund.) The market capitalization range of the Russell 2000® Index as of January 31, 2016 was $11 million to $5.95 billion. This range varies daily. Equity securities usually include common stocks, but also may include preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts (“REITs”)), partnerships, and limited liability companies. The Fund may also invest in securities that are tied to the price of stock, including rights and convertible debt securities.

The Fund uses a “blend” strategy to invest in both growth and value stocks, or in stocks with characteristics of both. Growth companies are companies that the Adviser believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level. Value companies are companies that the Adviser believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

The Fund may invest up to 30% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

The Adviser chooses stocks using both quantitative and fundamental research. The Adviser uses quantitative research to identify small capitalization companies selling at the lower end of their historic valuation range, companies with positive earnings, and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy. The Adviser uses fundamental research to learn about a small capitalization company’s operating environment, financial condition, leadership position within its industry, resources and strategic plans.

The Fund generally will sell a security when the Adviser believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of beneficial ownership of the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is an alphabetical list of the principal investment risks of investing in the Fund.

• Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

•  Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund’s shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

•  Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

•  Growth Stock Risk —Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

•  Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs and secondary offerings on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•  Liquidity Risk — Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

• Small Capitalization Company Risk — Securities of small capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. By combining both growth and value styles, the Adviser seeks to diversify these risks and lower the volatility, but there is no assurance that this strategy will achieve that result.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as other benchmarks. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. The Fund’s past performance benefitted significantly from IPOs of certain issuers, and there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Small Cap Fund Total Returns as of 12/31 of Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
28.46%	6/30/09	(40.82)%	12/31/08

Average Annual Total Returns (For the periods ending December 31, 2015)
Average Annual Total Returns - Alpine Small Cap Fund	1 Year	5 Years	Since Inception		Inception Date
Institutional Class	6.07%	7.03%	4.85%		Jul. 11, 2006
Institutional Class | Return After Taxes on Distributions	6.07%	7.03%	4.65%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	3.43%	5.52%	3.77%
Class A	(0.07%)		8.10%		Dec. 30, 2011
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(4.41%)	9.19%	6.55%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	7.47%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	10.67%	8.10%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.44%
Lipper Small Cap Growth Funds Average	(2.18%)	9.53%	7.59%	[1]
[1]	The Lipper Small Cap Growth Funds Average reflects a return from July 13, 2006 through December 31, 2015.

The Fund’s annual total returns prior to March 31, 2014 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “Alpine Innovators Fund.”

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

Alpine Rising Dividend Fund
Alpine Rising Dividend Fund
Investment Objectives
Alpine Rising Dividend Fund (the “Rising Dividend Fund”) seeks income.
Long-term growth of capital is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary, in the section “Distribution of Fund Shares” on page 92 of the Fund’s Prospectus and in the section “Shareholder Accounts” on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Alpine Rising Dividend Fund	Class A		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load)	none	[1]	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%		1.00%
[1]	A contingent deferred sales change of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Alpine Rising Dividend Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fee		0.25%	none
Other Expenses		0.93%	0.93%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		2.19%	1.94%
Fee Waivers and/or Expense Reimbursements	[1]	(0.58%)	(0.58%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements		1.61%	1.36%
[1]	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. Total annual fund operating expenses waiving fees and/or reimbursing expenses exceed the expense cap as a result of acquired fund fees and expenses. This arrangement cannot be terminated prior to March 1, 2017 without the Board of Trustees' consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Alpine Rising Dividend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	705	1,145	1,610	2,892
Institutional Class	138	553	993	2,217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Rising Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign companies that pay dividends. This includes companies that have announced a special dividend or announced that they will pay dividends within six months. The Fund seeks to provide dividend income without regard to whether the dividends qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the “Code”). Under normal circumstances, the Fund expects to invest in the equity securities of U.S. issuers, as well as in non-U.S. issuers.

The Fund combines three research driven investment strategies — dividend, growth and value — to generate sustainable distributed dividend income and to identify issuers globally with the history of or potential for increasing dividends and capital appreciation. The Fund seeks to invest in issuers with a history of or potential for increasing and/or accelerating dividends, dividends that increase over time and where the amount of such increases grows over time. In selecting issuers, the Adviser analyzes each company’s dividend history, free cash flow and dividend payout ratios to assess that company’s potential to provide dividends as well the sustainability of dividend growth. The Fund uses a multi-cap, multi-sector, multi-style approach to invest in the securities of issuers of any capitalization level and in any sector or industry. In order to generate dividend income, the Fund may use a dividend capture strategy where it purchases shares prior to the record date for a dividend and sells them within a short time thereafter. This strategy may result in higher turnover and associated transaction costs for the Fund and may generate taxable short-term gains or losses. There is the potential for market loss on the shares that are purchased to capture a dividend, although Alpine seeks to use this strategy to generate additional income with limited adverse impact on the Fund’s total return.

The Fund invests in the equity securities of U.S. and foreign issuers, including those in emerging markets. The Fund is not restricted with respect to how much it may invest in the issuers of any single country or the amount it may invest in non-U.S. issuers, provided the Fund limits its investments in countries that are considered emerging markets to no more than 25% of its net assets at the time of investment. An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”). Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Allocation of the Fund’s assets among countries is dependent on the economic outlook of those countries and the dividends available in their markets. The Adviser screens the U.S. and foreign issuers in which it considers investing using the same criteria, including accelerating dividends, sufficiently liquid trading in an established market, and also its judgment that the issuer may have good prospects for earnings growth or may be undervalued. The equity securities in which the Fund invests may include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks, such as convertible debt, options on securities and warrants.

The Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Certain of the Fund’s investment strategies may limit the amount of dividend income the Fund receives from qualifying for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of beneficial ownership of the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is an alphabetical list of the principal investment risks of investing in the Fund.

•  Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

•  Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

•  Dividend Strategy Risk — There is no guarantee that the issuers of the stocks held by the fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

•  Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers of emerging market countries.

• Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

•  Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs and secondary offerings on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

•  Liquidity Risk — Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

• Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as other benchmarks. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Rising Dividend Fund Total Returns as of 12/31 Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
14.26%	9/30/09	(15.77)%	9/30/11

Average Annual Total Returns (For the periods ending December 31, 2015)
Average Annual Total Returns - Alpine Rising Dividend Fund		1 Year	5 Years	Since Inception		Inception Date
Institutional Class		(2.78%)	9.58%	11.94%		Nov. 05, 2008
Institutional Class | Return After Taxes on Distributions		(3.95%)	7.67%	10.37%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.03%)	7.25%	9.46%
Class A		(8.37%)		10.08%		Dec. 30, 2011
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	12.86%
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)		0.21%	11.30%	11.61%
Lipper Equity Income Funds Average (reflects no deduction for fees, expenses or taxes)		(3.69%)	9.24%	11.90%	[2]
[1]	Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
[2]	The Lipper Equity Income Funds Average reflects a return from November 6, 2008 to December 31, 2015.

The Fund’s annual total returns prior to September 9, 2015 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “Alpine Accelerating Dividend Fund.”

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.